Mortgage Notes Payable - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2005	Dec. 31, 2004
Notes Payable [Line Items]
Mortgage Loans					$ 80,000
Construction loan				$ 65,000
Mortgage and construction notes payable	$ 68,628	$ 76,916
Debt instrument, interest rate	5.52%
Debt instrument, maturity date	Aug. 01, 2024
Debt instrument, term	20 years
Interest expense for loans	$ 4,002	$ 4,449	$ 4,871